Income Tax Expense - Schedule of Income Tax Expense Relates to the PRC (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense Relates to the PRC [Abstract]
Current tax expense	¥ 48,548,105	¥ 57,510,432	¥ 171,146,093
Deferred tax benefit	(38,044,032)	(16,493,414)	(133,913,450)
Total income tax expense	¥ 10,504,073	¥ 41,017,018	¥ 37,232,643